Leases - Summary Of Balance Sheet Information Related To Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
ROU assets	$ 368,748	$ 317,314
Current portion of operating lease liabilities	$ 95,587	$ 87,120
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Long-term Debt and Capital Lease Obligations, Current	Long-term Debt and Capital Lease Obligations, Current
Operating lease liabilities	$ 276,913	$ 232,144
Total operating lease liabilities	$ 372,500	$ 319,264
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current
Weighted Average Remaining Lease Term (in years)
Operating leases	4 years 9 months 18 days	4 years 9 months 18 days
Weighted Average Discount Rate
Operating leases	4.91%	3.85%